Income Tax - Income Tax Expense Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income tax relating to components of other comprehensive income [abstract]
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	$ (55.8)	$ 0.4